Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		February 24, 2011

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$283,377

List of Other Managers Included:		NONE




ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE

-----------------------
 ------
 ---------
-------
---------
---------
----------
D
A.J. GALLAGHER & CO.
COM
363576109
5818
200070
200070
200070
D
ABBOTT LABS
COM
002824100
8086
168770
168770
168770
D
AT&T
COM
00206R102
280
9538
9538
9538
D
BOEING
COM
097023105
238
3650
3650
3650
D
CHEVRON-TEXACO CORP
COM
166764100
393
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8514
142760
142760
142760
D
CISCO SYSTEMS
COM
17275R102
12737
629628
629628
629628
D
CONOCOPHILLIPS
COM
20825C104
11906
174829
174829
174829
D
DIAGEO PLC
COM
25243Q205
5707
76777
76777
76777
D
EBAY
COM
278642103
7967
286280
286280
286280
D
EXXON MOBIL CORP
COM
30231G102
12838
175577
175577
175577
D
GENERAL DYNAMICS CORP
COM
369550108
5828
82131
82131
82131
D
HEINZ HJ CO
COM
423074103
8628
174440
174440
174440
D
ILLINOIS TOOL WORKS INC
COM
452308109
8844
165627
165627
165627
D
INT'L BUSINESS MACHINES
COM
459200101
200
1360
1360
1360
D
INTEL
COM
458140100
9658
459260
459260
459260
D
JOHNSON & JOHNSON
COM
478160104
11670
188688
188688
188688
D
LOWE'S COMPANIES, INC.
COM
548661107
11403
454670
454670
454670
D
MCDONALD'S CORP
COM
580135101
9693
126278
126278
126278
D
MEDTRONIC INC
COM
585055106
8895
239835
239835
239835
D
MERCK & CO.
COM
58933Y105
260
7222
7222
7222
D
MICROSOFT
COM
594918104
9191
329298
329298
329298
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
5657
66226
66226
66226
D
ORACLE CORPORATION
COM
68389X105
9956
318070
318070
318070
D
PAYCHEX, INC.
COM
704326107
9168
296590
296590
296590
D
PEPSICO
COM
713448108
13052
199790
199790
199790
D
PFIZER INC
COM
717081103
523
29872
29872
29872
D
PROCTER & GAMBLE
COM
742718109
13523
210216
210216
210216
D
QUANTA SERVICES, INC.
COM
74762E102
8474
425405
425405
425405
D
ROYAL DUTCH SHELL
COM
780259206
210
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
5639
89387
89387
89387
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
253
2009
2009
2009
D
STATE STREET CORP
COM
857477103
8691
187555
187555
187555
D
STRYKER
COM
863667101
10415
193955
193955
193955
D
SYSCO CORPORATION
COM
871829107
9518
323725
323725
323725
D
THERMO FISHER SCIENTIFIC
COM
883556102
8910
160955
160955
160955
D
US BANCORP
COM
902973304
386
14306
14306
14306
D
VANGUARD STAR FD #56
COM
921909107
663
34771
34771
34771
D
WAL-MART
COM
931142103
11090
205645
205645
205645
D
WASTE MANAGEMENT
COM
94106L109
8387
227480
227480
227480
S
REPORT SUMMARY
42
RECORDS
283377
0
OTHER MANAGERS